UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001
Check here if Amendment [X]; Amendment Number:1
This Amendment(Check only one.):	[ ] is a restatement.
					[X] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:		C.S. McKee L.P.
Address:	One Gateway Center
		Pittsburgh, PA 15222

13F File Name:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:		Ulf A. Skreppen
Title:		Operations Manager
Phone: 		412-566-1234

Signature, Place and Date of signing:

Ulf A. Skreppen Pittsburgh, Pennsylvania September 27, 2002

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[  ] 13F NOTICE.

[  ] 13F COMBINATION REPORT.

List of other managers reporting for this manager:

I am signing this report as required by the securities exchange act of 1934.

FORM 13F SUMMARY PAGE Report Summary:
Number of other Included Managers: 0

Form 13F Information Table Entry Total:  13
Form 13F Information Table Value Total(thousands): $144,917

List of Other Included Managers: No.

13F File Number Name


FORM 13F INFORMATION TABLE

                                                         VALUE   SHARES/
SH/PUT/INVSTMT          -----VOTING AUTHORITY-----
  NAME OF ISSUER                -TITLE OF CLASS---CUSIP--x$1000  PRN AMT
PRNCALLDSCRETN-MANAGERS-SOLE    SHARED  NONE
  BLACKROCK ADV TRM T           R COMMON        09247A101     171
15800SH     SOLE                15800       0       0
  BLACKROCK INVT QUAL           COMMON          09247J102     452
49300SH     SOLE                49300       0       0
  BLACKROCK STRATEGIC           COMMON          09247P108    8431
870100SH     SOLE               826900       0   43200
  ELAN PLC                      ADR (1          284131208    1696
35000SH     SOLE                35000       0       0
  JOHN HANCOCK BK&THR           SH BEN          409735107   13532
1654300SH     SOLE              1421400       0  232900
  MEVC DRAPER FISHER            COMMON          55271E105    3386
357900SH     SOLE               264100       0   93800
  NASDAQ 100 TR                 UNIT SE         631100104   13400
462400SH     SOLE               358300       0  104100
  NATIONS GOV INC 200           4 COMMON        638584102    6613
662000SH     SOLE               642700       0   19300
  NATIONS GOVT INC              COMMON          638583104   10986
1106300SH     SOLE              1055000       0   51300
  TAIWAN SEMICONDUCTO           R SP ADR(       874039100    1898
200000SH     SOLE               200000       0       0
  TCW/DW TERM TR 2002           SH BEN          87234T101   37171
3523350SH     SOLE              2823250       0  700100
  TCW/DW TERM TR 2003           SH BEN          87234U108   46963
4451450SH     SOLE              3716950       0  734500
  VANGUARD INDEX TR             STK MRK         922908769     218
2300SH     SOLE                 2300       0       0
